Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Schedule of Defined Contribution Plans

The Group contributed a total of ₹ 872 million, ₹ 603 million and ₹ 722 million ($ 10 million) for the years ended March 31, 2017, 2018 and 2019 respectively, to the following defined contribution plans.

	Year ended March 31, 2017 (₹Million)	Year ended March 31, 2018 (₹Million)	Year ended March 31, 2019 (₹Million)	Year ended March 31, 2019 (US dollars in million)
Employer’s contribution to recognised provident fund and family pension fund	662	461	553	8
Employer’s contribution to superannuation	210	142	169	2

	872	603	722	10

Summary of Present Value of Obligation and Fair Value of Plan Assets

Amount recognised in the consolidated statements of financial position consists of:

	As at March 31, 2017 (₹ Million)	As at March 31, 2018 (₹ Million)	As at March 31, 2019 (₹ Million)	As at March 31, 2019 (US dollars in million)
Fair value of plan assets	3,215	3,391	3,868	56
Present value of defined benefit obligations	(4,495)	(5,464)	(5,890)	(85)

Net liability arising from defined benefit obligations	(1,280)	(2,073)	(2,022)	(29)

Summary of Actuarial Assumptions Used to Determine Present Value of Other Post-employment benefit plan obligation

Principal actuarial assumptions used to determine the present value of the Other post-employment benefit plan obligation are as follows:

	Year ended March 31, 2017	Year ended March 31, 2018	Year ended March 31, 2019
Discount rate	7.7%	7.7%	7.8%
Expected rate of increase in compensation level of covered employees	3% to 15%	2% to 15%	2% to 15%
Mortality table	IALM (2006-08)	IALM (2006-08)	IALM (2006-08)

Summary Of Other Post-Employment Benefit Plan Amounts Recognised in Consolidated Statement of Profit or Loss

Amounts recognised in consolidated statements of profit or loss in respect of Other post-employment benefit plan are as follows:

	Year ended March 31, 2017 (₹Million)	Year ended March 31, 2018 (₹Million)	Year ended March 31, 2019 (₹Million)	Year ended March 31, 2019 (US dollars in million)
Current service cost	277	331	389	6
Past service cost	—	820	3	0
Net Interest cost	99	98	162	2

Total charge to consolidated statements of profit or loss	376	1,249	554	8

Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income

Amounts recognised in the consolidated statements of comprehensive income in respect of defined benefit scheme are as follows:

	Year ended March 31, 2017 (₹Million)	Year ended March 31, 2018 (₹Million)	Year ended March 31, 2019 (₹Million)	Year ended March 31, 2019 (US dollars in million)
Remeasurements of the net defined benefit obligation:-
Actuarial (gains) / losses arising from changes in financial assumptions	(6)	15	(64)	(1)
Actuarial losses/ (gains) arising from experience adjustments	50	(58)	409	6
Actuarial losses arising from changes in demographic assumptions	2	—	15	0
(Gain) / Loss on Plan assets (excluding amounts included in net interest cost)	2	12	29	0

Remeasurement of the net defined benefit liability	48	(31)	389	5

Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation

The movement of the present value of Other post-employment benefit plan obligation is as follows:

	Year ended March 31, 2017 (₹ in Million)	Year ended March 31, 2018 (₹ in Million)	Year ended March 31, 2019 (₹ in Million)	Year ended March 31, 2019 (US dollars in million)
At 1 April	(4,517)	(4,495)	(5,464)	(79)
Reclassification to post retirement medical benefits	232	—	—	—
Acquired in business combination	—	—	(154)	(2)
Current service cost	(277)	(331)	(389)	(6)
Past service cost	—	(820)	(3)	(0)
Benefits paid	451	481	899	13
Interest cost of scheme liabilities	(338)	(342)	(419)	(6)
Actuarial (losses)/ gains arising from change in assumptions	(46)	43	(360)	(5)

At March 31,	(4,495)	(5,464)	(5,890)	(85)

Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets

The movement in the fair value of Other post-employment benefit plan assets is as follows:

	Year ended March 31, 2017 (₹ in Million)	Year ended March 31, 2018 (₹ in Million)	Year ended March 31, 2019 (₹ in Million)	Year ended March 31, 2019 (US dollars in million)
At 1 April	2,899	3,215	3,391	51
Acquired in business combination	—	—	164	2
Contributions received	455	320	822	11
Benefits paid	(376)	(376)	(737)	(12)
Remeasurement gain / (loss) arising from return on plan assets	(2)	(12)	(29)	(0)
Interest income	239	244	257	4

At March 31,	3,215	3,391	3,868	56

Summary of Sensitivity Analysis for Significant Actuarial Assumptions

Below is the sensitivity analysis determined for significant actuarial assumptions for the determination of defined benefit obligations and based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period while holding all other assumptions constant.

	Increase / (Decrease) in defined benefit obligation		Increase / (Decrease) in defined benefit obligation
	Year ended March 31, 2018 (₹ in million)	Year ended March 31, 2019 (₹ in million)	Year ended March 31, 2019 (US dollars in million)
Discount rate

Increase by 0.50%	(166)	(177)	(3)
Decrease by 0.50%	170	203	3
Expected rate of increase in compensation level of covered employees
Increase by 0.50%	151	204	3
Decrease by 0.50%	(145)	(170)	(2)

BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Statement [LineItems]
Summary of Present Value of Obligation and Fair Value of Plan Assets

The present value of obligation and the fair value of plan assets of the trust are summarized below.

	As at March 31, 2017 (₹ Million)	As at March 31, 2018 (₹ Million)	As at March 31, 2019 (₹ Million)	As at March 31, 2019 (US dollars in million)
Fair value of plan assets of trusts	13,336	15,139	21,949	317
Present value of defined benefit obligations	(13,110)	(14,691)	(21,159)	(306)

Net liability arising from defined benefit obligation	Nil	Nil	Nil	Nil

Summary of Asset Allocation of Plan Assets

Percentage allocation of Plan assets of the trust

	As at March 31, 2017	As at March 31, 2018	As at March 31, 2019
Assets by category
Government Securities	77.17	71.10	65.66
Debentures/Bonds	22.59	28.04	33.09
Fixed Deposits	0.24	0.24	—
Equity	—	0.62	1.25